INCOME TAX (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net operating loss			$ (4,171,773)	$ (22,883)
Income Tax expense [Member]
Loss before income taxes	$ (17,805)	$ 6,777	$ (5,687)	$ (19,511)
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense at statutory rate	$ (2,938)	$ 1,118	$ (938)	$ (3,219)
Tax loss ultilized	0	1,118
Tax effect of non-taxable items			(3,936)	(555)
Net operating loss	2,938	0	4,874	3,774
Income tax expense	$ 0	$ 0	$ 0	$ 0